Revenue Recognition - Schedule of Revenue by Geography (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Disaggregation of Revenue [Line Items]
Total revenue	$ 1,305	$ 987	$ 5,648	$ 2,742
Canada
Disaggregation of Revenue [Line Items]
Total revenue	110	124	183	815
United States
Disaggregation of Revenue [Line Items]
Total revenue	1,101	826	4,974	1,680
Rest of world
Disaggregation of Revenue [Line Items]
Total revenue	$ 94	$ 37	$ 491	$ 247